Annual Operating Expenses - FundamentalLargeCapCoreETFFundamentalLargeCapGrowthETFComboPro - FundamentalLargeCapCoreETFFundamentalLargeCapGrowthETFComboPro - Fidelity New Millennium ETF - Fidelity New Millennium ETF
	Feb. 26, 2024
Operating Expenses:
Management fee	0.38%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.38%

[1]	AAdjusted to reflect current fees.